Revenue - Schedule of significant changes in contract assets and contract liabilities (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Contract Assets
Balance as of December 31, 2017	$ 0.0
Contract assets recognized upon adoption	144.1
Contract assets from revenues earned, not yet invoiced	140.4
Contract assets transferred to accounts receivable	(98.1)
Balance as of December 31, 2018	186.4
Contract Liabilities
Balance as of December 31, 2017	46.4
Contract liabilities recognized upon adoption	0.0
Contract liabilities recognized for cash received in advance	607.7
Contract liabilities reduced due to revenue recognition criteria being satisfied	(587.3)
Balance as of December 31, 2018	$ 66.8